SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Sit Small Cap Dividend Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 96.7%

Commercial Services - 4.8%
Booz Allen Hamilton Holding Corp.	3,200	296,608
Brink’s Co.	1,825	121,910
Colliers International Group, Inc.	2,050	216,378
FTI Consulting, Inc. *	600	118,410
World Fuel Services Corp.	8,675	221,646

		974,952

Consumer Durables - 2.0%
MDC Holdings, Inc.	4,050	157,423
National Presto Industries, Inc.	750	54,068
Thor Industries, Inc.	1,100	87,604
YETI Holdings, Inc. *	2,700	108,000

		407,095

Consumer Non-Durables - 1.8%
Crocs, Inc. *	1,375	173,855
Sensient Technologies Corp.	2,450	187,572

		361,427

Consumer Services - 2.7%
Nexstar Media Group, Inc.	2,250	388,485
Vail Resorts, Inc.	700	163,576

		552,061

Electronic Technology - 6.7%
Coherent Corp. *	2,450	93,296
Entegris, Inc.	991	81,272
MKS Instruments, Inc.	3,275	290,230
Monolithic Power Systems, Inc.	1,200	600,648
Power Integrations, Inc.	3,400	287,776

		1,353,222

Energy Minerals - 4.3%
Northern Oil & Gas, Inc.	14,350	435,523
Oasis Petroleum, Inc.	3,210	432,066

		867,589

Finance - 25.2%
Air Lease Corp.	4,225	166,338
American Financial Group, Inc.	1,875	227,813
Artisan Partners Asset Management, Inc.	6,300	201,474
Associated Banc-Corp.	10,100	181,598
Axis Capital Holdings, Ltd.	6,300	343,476
Broadstone Net Lease, Inc.	11,800	200,718
Cadence Bank	9,450	196,182
Carlyle Group, Inc.	8,075	250,810
CNO Financial Group, Inc.	14,000	310,660
CubeSmart	5,250	242,655
Essential Properties Realty Trust, Inc.	10,050	249,742
Evercore Partners, Inc.	1,900	219,222
H&E Equipment Services, Inc.	6,750	298,552
Hannon Armstrong Sust. Inf. Cap., Inc.	4,825	137,995
Hanover Insurance Group, Inc.	1,275	163,838
Hercules Capital, Inc.	7,725	99,575
Horace Mann Educators Corp.	3,625	121,365
Old National Bancorp	20,675	298,133
Physicians Realty Trust	11,250	167,962
Piper Sandler Cos	1,450	200,985
PotlatchDeltic Corp.	2,810	139,095

Name of Issuer	Quantity	Fair Value ($)

Provident Financial Services, Inc.	12,400	237,832
Stifel Financial Corp.	6,000	354,540
Western Alliance Bancorp	2,100	74,634

		5,085,194

Health Services - 4.3%
Addus HomeCare Corp. *	2,450	261,562
Encompass Health Corp.	4,200	227,220
Tenet Healthcare Corp. *	6,400	380,288

		869,070

Health Technology - 7.2%
AtriCure, Inc. *	5,500	227,975
Atrion Corp.	250	156,978
Bio-Techne Corp.	1,300	96,447
Halozyme Therapeutics, Inc. *	6,175	235,823
Inmode, Ltd. *	6,250	199,750
Intellia Therapeutics, Inc. *	2,900	108,083
Seres Therapeutics, Inc. *	31,400	178,038
STERIS, PLC	975	186,498
Twist Bioscience Corp. *	4,325	65,221

		1,454,813

Industrial Services - 5.5%
EMCOR Group, Inc.	2,075	337,374
KBR, Inc.	10,775	593,164
MYR Group, Inc. *	1,400	176,414

		1,106,952

Non-Energy Minerals - 3.7%
AZEK Co., Inc. *	5,700	134,178
Commercial Metals Co.	3,950	193,155
Eagle Materials, Inc.	1,575	231,131
MP Materials Corp. *	6,600	186,054

		744,518

Process Industries - 6.6%
Avient Corp.	2,125	87,465
Cabot Corp.	700	53,648
Huntsman Corp.	4,650	127,224
Mativ Holdings, Inc.	3,428	73,599
Olin Corp.	7,625	423,187
Scotts Miracle-Gro Co.	1,300	90,662
Silgan Holdings, Inc.	5,800	311,286
Stepan Co.	1,525	157,121

		1,324,192

Producer Manufacturing - 11.2%
AGCO Corp.	1,350	182,520
AZZ, Inc.	3,650	150,526
Belden, Inc.	3,175	275,495
Carlisle Cos, Inc.	1,175	265,632
Crane Holdings Co.	3,275	371,712
Donaldson Co., Inc.	2,675	174,784
EnPro Industries, Inc.	2,050	212,974
Hubbell, Inc.	1,025	249,393
Lincoln Electric Holdings, Inc.	1,325	224,058
Regal Rexnord Corp.	1,042	146,641

		2,253,735

Retail Trade - 2.5%
Boot Barn Holdings, Inc. *	3,700	283,568

MARCH 31, 2023	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Sit Small Cap Dividend Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Casey’s General Stores, Inc.	1,025	221,872

		505,440

Technology Services - 2.5%
Altair Engineering, Inc. *	800	57,688
Globant SA *	1,625	266,516
nCino, Inc. *	4,800	118,944
Science Applications International Corp.	500	53,730

		496,878

Transportation - 4.0%
Knight-Swift Transportation Holdings, Inc.	3,700	209,346
Marten Transport, Ltd.	8,450	177,027
TFI International, Inc.	3,475	414,533

		800,906

Utilities - 1.7%
Black Hills Corp.	3,400	214,540
Chesapeake Utilities Corp.	950	121,591

		336,131

Total Common Stocks (cost: $15,364,312)		19,494,175

Short-Term Securities - 3.2%
Fidelity Inst. Money Mkt. Gvt. Fund, 4.72% (cost $649,525)	649,525	649,525

Total Investments in Securities - 99.9% (cost $16,013,837)		20,143,700

Other Assets and Liabilities, net - 0.1%		20,221

Net Assets - 100.0%		$20,163,921

* Non-income producing security.

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of March 31, 2023 is as follows:

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks**	19,494,175	—	—	19,494,175
Short-Term Securities	649,525	—	—	649,525

Total:	20,143,700	—	—	20,143,700

**    For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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